OPERATIONS AND CORPORATE REORGANIZATION-Schedule of debt settlement (Details) - BRL (R$) R$ in Thousands								1 Months Ended			12 Months Ended
		Apr. 30, 2024	Feb. 29, 2024	Nov. 30, 2023		Oct. 23, 2023	Oct. 31, 2022	Jan. 31, 2024	Dec. 31, 2023	Aug. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operations and corporate reorganization [line items]
Principal									R$ (56,904,654)		R$ (56,904,654)	R$ (52,987,216)	R$ (45,659,037)
Interest on debt	[1]										R$ (4,267,829)	(4,464,754)	R$ (3,162,853)
Cosan Oito SA [Member] | Vale SA [Member]
Disclosure of operations and corporate reorganization [line items]
Direct		3.91%	3.91%	2.45%	[2]	1.75%	1.47%	2.62%	2.45%	1.65%	2.45%
Collar			0.74%	2.40%	[2]	3.11%	3.14%	2.03%	2.20%	3.21%	2.20%
Total	[3]	3.91%	4.65%	4.85%	[2]	4.85%	4.61%	4.65%	4.65%	4.85%	4.65%
Principal		R$ (1,918,773)	R$ (2,067,956)	R$ (1,844,022)		R$ (252,540)	R$ (8,569,630)	R$ (1,698,606)	R$ (561,259)	R$ (275,866)	R$ (561,259)	R$ (8,569,630)
Interest on debt		(65,880)	(63,689)	(41,355)		(624)		(49,773)	(14,047)	(4,878)
Gain/Loss Settlement Collar Financing		R$ 331,116	R$ 303,431	R$ 30,525		R$ 28,009		R$ 188,140	R$ 29,487	R$ 28,961

[1]	At December 31, 2023, the amount of interest for monetary variation and exchange variation of debts linked to the purchase of assets from Vale was R$599,515.
[2]	From December 1, 2023, due to the acquisition of significant influence, the Company reclassified its share of financial investment for Investment in associates.
[3]	Cosan’s stake in Vale’s total shares.